Segment Information	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Information
24.	SEGMENT INFORMATION

The Company operates in three segments: Electronic Components, Electronic Manufacturing Services (“EMS”) and Others for the fiscal year ended 2013. These segments are operated and managed as separate strategic business units that offer different products/services. The Company’s “Electronic Components” segment produces complementary metal oxide semiconductor (“CMOS”) CCMs primarily for sale to cellular phone and tablet manufacturers in Mainland China. The Company’s EMS consists of surface mount technology (“SMT”) processing of printed circuit boards and assembly services for cellular phone marketers in Mainland China. The Company’s “Others” segment comprises a number of immaterial product lines and development programs that have not materialized to date into full product businesses. None of these units has ever individually met the quantitative thresholds for determining reportable segments. The chief operating decision maker evaluates the results of each segment in assessing performance and allocating resources among the segments.

There were no material intersegment sales or transfers during the fiscal years ended March 31, 2013, 2012 and 2011.

As stated in note 18 – “Discontinued Operations” of Notes to Consolidated Financial Statements, the Home Appliance segment was discontinued effective in January 2012. The results of operations of the Home Appliance segment have been classified as “Income (Loss) from discontinued operations” on the face of the consolidated statement of operations and comprehensive income. The segment profit for fiscal year ended March 31, 2013 represented sales of equipments and materials that had previously been written off.

(a)	The following table provides operating financial information for the four reportable segments:

	Home Appliances#	Electronic Components	EMS	Others	Corporate	Combined
	US$	US$	US$	US$	US$	US$
As of or for the fiscal year ended March 31, 2013
Revenues from external customers	—	65,188,724	14,256,314	1,638,346	—	81,083,384

Capital expenditure	—	6,484,577	767,186	358,813	3,055	7,613,631
Interest income	—	—	—	—	839,557	839,557
Interest expense	—	(109,749)	—	—	774,358	664,609
Depreciation and amortization	—	554,337	1,336,208	223,915	1,328,267	3,442,727
Segment profit (loss)	725,773	3,687,547	(3,314,836)	(1,182,894)	(1,878,891)	(1,963,301)
Total assets	34	29,618,065	16,203,482	1,114,654	61,289,608	108,225,843
As of or for the fiscal year ended March 31, 2012
Revenues from external customers	53,885,407	54,431,519	14,439,926	781,260	—	123,538,112

Capital expenditure	240,763	226,277	273,926	73,281	—	814,247
Interest income	—	—	—	—	377,074	377,074
Interest expense	(2,403)	(104,517)	—	321	(177,401)	(284,000)
Depreciation and amortization	1,522,962	594,746	1,268,736	76,809	98,577	3,561,830
Segment profit (loss)	1,374,342 *	2,885,762	221,655	(640,020)	(2,431,062)	1,410,677
Total assets	313,033	34,554,319	11,614,176	739,106	61,819,375	109,040,009
As of or for the fiscal year ended March 31, 2011
Revenues from external customers	43,485,638	42,621,597	14,742,075	105,194	—	100,954,504

Capital expenditure	217,028	807,077	3,598,918	40,345	—	4,663,368
Interest income	—	—	—	—	498,837	498,837
Interest expense	—	(268,219)	(2,604)	—	308,173	37,350
Depreciation and amortization	1,599,996	557,353	971,836	62,690	140,261	3,332,136
Segment profit (loss)	(1,775,879)	1,400,572	(695,296)	(960,777)	(1,981,591)	(4,012,971)
Total assets	22,234,345	23,809,159	15,066,413	703,412	58,122,805	119,936,134

#	As discussed in note 18, the Home Appliance segment was discontinued on January 15, 2012. The results of the operations has been classified as discontinued operations on the face of the consolidated statement of operations and comprehensive income.
*	An impairment loss of US$1,230,727 was recognized in the consolidated statement of operations and comprehensive income for machinery that was used in the operation of the Home Appliances segment in 2012. No impairment loss was recognized in 2013 and 2011.
(b)	Net sales including net sales of discontinued operations by geographic area based on the location of customers are as follows:

	2013	2012	2011
	US$	US$	US$
Australia	533,077	501,665	562,066
Europe	326,298	4,469,428	3,213,506
North America	49,423	47,969,847	38,808,728
Asia	80,174,586	70,596,126	58,360,791
Other regions	—	1,046	9,413

	81,083,384	123,538,112	100,954,504

(c)	Net sales including net sales of discontinued operations by product/service type

	2013	2012	2011
	US$	US$	US$
Floor care products	—	51,056,019	40,013,087
Kitchen appliances	533,077	755,607	1,081,498
CCMs	63,913,523	53,094,225	41,592,838
Cellular phone assembly services	14,256,314	14,439,927	14,648,779
Others	2,380,470	4,192,334	3,618,302

	81,083,384	123,538,112	100,954,504

(d)	Long-lived assets*

	March 31, 2013	March 31, 2012
	US$	US$
Hong Kong	150,734	210,800
Mainland China	29,404,484	24,806,115

	29,555,218	25,016,915

*	Long-lived assets represent land use rights and property, plant and equipment.

(e)	Impairment of property, plant and equipment

The impairment losses of property, plant and equipment for the fiscal years ended March 31, 2013, 2012 and 2011, amounted to nil, US$1,230,727 and nil, respectively. The impairment loss for the fiscal year ended March 31, 2012 was included in “Income (Loss) from discontinued operations”.

(f)	Major customers

Customers accounting for 10% or more of the Company’s combined net sales are as follows:

	2013	2012	2011
	US$	US$	US$
From continuing operations:
ZTE Corporation (“ZTE”)	9,011,148	24,227,414	8,797,843
Shenzhen Tinno Mobile Technology Co. Ltd. (“Tinno”)	8,636,784	13,018,044	13,677,827
Lenovo Mobile Communication Technology Ltd. (“Lenovo”)	26,799,405	11,698,569	12,712,077
Dongguan Huabel Electronic Technology Co. Ltd. (“Huabel”)	9,799,379	5,245	109
From discontinued operations:
Electrolux S.A. and subsidiaries (“Electrolux”)	—	52,339,623	42,006,085

During the fiscal years ended March 31, 2013, 2012 and 2011, 11.1%, 19.6% and 8.7%, respectively of the Company’s combined net sales including discontinued operations were made to ZTE, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 11.2%, 58.9% and 17.7%, respectively of the Company’s total accounts and bills receivable were from ZTE. ZTE is a customer of the Company’s electronic components and EMS segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 33.0%, 9.5% and 12.6%, respectively of the Company’s combined net sales including discontinued operations were made to Lenovo, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 34.2%, 19.4% and 19.2%, respectively of the Company’s total accounts and bills receivable were from Lenovo. Lenovo is a customer of the Company’s electronic components segment.

During the fiscal years ended March 31, 2013, 2012 and 2011, 10.7%, 10.5% and 13.61%, respectively of the Company’s combined net sales including discontinued operations were made to Tinno, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 3.2%, 3.4% and 9.6%, respectively of the Company’s total accounts and bills receivable were from Tinno. Tinno is a customer of the Company’s electronic components and EMS segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 12.0%, 0.00% and 0.00%; respectively of the Company’s combined net sales including discontinued operations were made to Huabel, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, 25.3%, nil and nil, respectively of the Company’s total accounts and bills receivable were from Huabel. Huabel is a customer of the Company’s electronic components segments.

During the fiscal years ended March 31, 2013, 2012 and 2011, 0.0%, 42.4% and 41.6%, respectively, of the Company’s combined net sales including discontinued operations were made to Electrolux, which is an unrelated customer. As of March 31, 2013, 2012 and 2011, nil, nil and 35.7%, respectively, of the Company’s total accounts and bills receivable were from Electrolux. Electrolux was the major customer of the Company’s home appliances segment.

The Company was a contract manufacturer of floor care products that are marketed by Electrolux under its respective brand names.